Note 18 - Supplemental Cash Flow Information - Schedule of Income Taxes and Interest Paid (Details) - CAD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Statement Line Items [Line Items]
Income taxes and other taxes paid	$ 97,960	$ 142,940	$ 154,654
Interest paid	34,198	27,590	43,032
Interest received	$ 36,881